Performance obligations and remaining performance obligations (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [Abstract]
Disclosure of detailed information about revenue expected to be recognised in the future related to performance obligation [text block]
The following table provides revenue expected to be recognized in the future related to performance obligation that are unsatisfied (or partially satisfied) at the reporting date:

To be recognized	Amount
Within one year	1,183,207
One to three years	848,399
Three years or more	1,438,237